Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Current Assets
Cash		$ 6,001,157	$ 8,068,560
Restricted cash			3,000,000
Accounts receivable, net		948,911	1,254,613
Advances to vendors, net		6,161,530	5,736,093
Due from related parties		19,017	19,665
Prepaid expenses and other current assets, net		916,848	967,613
Total current assets		14,047,463	19,046,544
Non-current assets
Long-term investment		275,607	284,998
Property and equipment, net		20,279	13,420
Intangible assets, net		49,439,095	38,796,262
Operating lease right-of-use assets		471,411	660,946
Advances to vendor – noncurrent		253,325	261,956
Prepaid expenses and other non-current assets, net		123,523	127,732
Total non-current assets		50,583,240	40,145,314
Total Assets		64,630,703	59,191,858
Current Liabilities
Short-term bank loans		5,109,684	5,397,521
Loans from third parties		22,738	23,512
Accounts payable		1,756,348	1,213,114
Advances from customers		5,222,810	3,837,621
Tax payable		1,425,977	2,035,653
Accrued expenses and other liabilities		659,121	553,696
Operating lease liabilities – current		308,028	270,183
Total current liabilities		14,527,119	13,381,680
Non-current Liabilities
Operating lease liabilities – noncurrent		139,442	308,575
Warrant liability		850,054
Total non-current liabilities		989,496	308,575
Total Liabilities		15,516,615	13,690,255
Commitments
Equity:
Additional paid-in capital		27,131,243	27,796,887
Statutory reserves		2,322,863	1,926,547
Accumulated earnings		20,380,510	15,737,191
Accumulated other comprehensive (loss)		(579,562)	187,118
Total GLOBAL MOFY AI LIMITED shareholders’ equity		49,255,580	45,647,811
Non-controlling interests		(141,492)	(146,208)
Total equity		49,114,088	45,501,603
Total liabilities and equity		64,630,703	59,191,858
Class A Ordinary Shares
Equity:
Common stock value	[1]	500	42
Class B Ordinary Shares
Equity:
Common stock value		26	26
Related Party
Current Liabilities
Due to a related party		$ 22,413	$ 50,380

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).